Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 4:- OTHER CURRENT ASSETS
	December 31,
	2025	2024

Prepaid expenses	$223	$4
Goverenment institutes	173	95

	$396	$99